Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,547,063	$ 7,069,525
Less: accumulated amortization	(1,142,004)	(924,346)
Intangible assets, net	6,405,059	6,145,179
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	7,518,267	7,042,551
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 28,796	$ 26,974